Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income taxes payable	$ 4,707,000	$ 384,000
Income tax rate	21.00%	21.00%	21.00%
Remaining minimum tax credit carryforward, cash benefit	$ 2,054,000
Net change in total state valuation allowance	2,226,000	$ 1,032,000
Valuation allowance for deferred tax assets	20,997,000	22,902,000
Undistributed earnings of subsidiaries	21,126,000
Deferred tax liabilities foreign withholding taxes	1,056,000	1,191,000
Current income tax expense (benefit) related to current period earnings	152,000
Unrecognized tax benefits	4,966,000	4,450,000	$ 3,207,000
Income tax penalties and interest expense	173,000	334,000
Expect to decrease in unrecognized tax benefits in next twelve months	1,340,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carry forwards	991,054,000
Amounts of credits available to offset income tax	117,000
Valuation allowance for deferred tax assets	321,000	0
Net change in total state valuation allowance	320,000	0
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carry forwards	44,207,000
Amounts of credits available to offset income tax	$ 179,000
Earliest Tax Year [Member] | Foreign Tax Authority
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2021
Latest Tax Year [Member] | Foreign Tax Authority
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2029
US [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 236,584,000
Amounts of credits available to offset income tax	$ 1,205,000
US [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2027
US [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carryforwards expiration start year	2037
Internal Revenue Service IRS [Member]
Income Tax [Line Items]
Net operating loss carry forwards	$ 38,250,000
Puerto Rico Corporate [Member]
Income Tax [Line Items]
Valuation allowance for deferred tax assets	$ 20,676,000	$ 22,902,000